Research and Development Expenses	6 Months Ended
Jun. 30, 2021
Research and Development Expenses

15. Research and Development Expenses

Research and development expenses are summarized as follows:

	Six Months Ended June 30,
	2021	2020

	(in US$’000)
Clinical trial related costs	72,721	40,986
Personnel compensation and related costs	41,056	29,356
Other research and development expenses	9,273	3,632
	123,050	73,974

The Group has entered into multiple collaborative arrangements under ASC 808 to evaluate the combination of the Group’s drug compounds with the collaboration partners' drug compounds. For the six months ended June 30, 2021 and 2020, the Group has incurred research and development expenses of US$6,146,000 and US$2,360,000 respectively, related to such collaborative arrangements.